Reinsurance - Summary of Reinsurance Recoverables on Paid and Unpaid Losses and Loss Adjustment Expense (Detail) - Hippo Enterprises Inc And Subsidiaries [Member] $ in Millions	Dec. 31, 2020 USD ($)
Reinsurance recoverable on paid loss	$ 42.0
Ceded unpaid loss and LAE	92.1
Total reinsurance recoverable	$ 134.1